United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-3984

(Investment Company Act File Number)

Federated Hermes International Series, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/23

Date of Reporting Period: Six months ended 05/31/23

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2023

Share Class | Ticker	A | FTIIX	C | FTIBX	Institutional | FGTBX

Federated Hermes Global Total Return Bond Fund
Fund Established 1991

A Portfolio of Federated Hermes International Series, Inc.
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2022 through May 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2023, the Fund’s issuer country and currency exposure composition1 were as follows:
Country	Country Exposure as a Percentage of Total Net Assets[2,3]	Currency Exposure as a Percentage of Total Net Assets[4]
United States	42.5%	28.4%
China	7.7%	9.0%
Mexico	5.5%	0.9%
Japan	5.4%	16.9%
Germany	5.1%	—
United Kingdom	4.4%	3.4%
France	4.4%	—
Italy	4.0%	—
Spain	3.4%	—
Canada	3.2%	1.3%
Portugal	1.6%	—
Netherlands	1.6%	—
Australia	1.5%	3.9%
South Korea	1.3%	1.2%
Austria	1.2%	—
Belgium	0.8%	—
Poland	0.5%	0.5%
Indonesia	0.5%	1.0%
Sweden	0.3%	0.3%
Denmark	0.1%	0.1%
Brazil	—	(0.5)%
Euro	—	22.6%
New Zealand	—	3.9%
Norway	—	0.6%
Switzerland	—	0.8%
Thailand	—	0.7%
SUB-TOTAL	95.0%	95.0%
Project and Trade Finance Core Fund	2.5%	2.5%
Emerging Markets Core Fund	2.3%	2.3%
Cash Equivalents[5]	1.4%	1.4%
Derivative Contracts[6]	(0.6)%	(0.6)%
Other Assets and Liabilities—Net[7]	(0.6)%	(0.6)%
TOTAL	100%	100%
Semi-Annual Shareholder Report
1

Unless otherwise noted below, this table does not give effect to the impact of derivative contract instruments owned by the Fund. More complete information regarding the Fund’s investments in derivative contracts can be found in the tables at the end of the Portfolio of Investments included in this Report.

The fixed-income securities of some issuers may not be denominated in the currency of the issuer’s designated country. Therefore, the two columns above “Country Exposure as a Percentage of Total Net Assets” and “Currency Exposure as a Percentage of Total Net Assets” may not be equal.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets are not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments. Affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets are listed individually in the table.
3
This column depicts the Fund’s exposure to various countries through its investment in foreign fixed-income securities, along with the Fund’s holdings of cash equivalents and other assets and liabilities. With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company has registered the security. However, the Adviser may allocate the company to a country based on other factors such as the location of the company’s head office, the jurisdiction of the company’s incorporation, the location of the principal trading market for the company’s securities or the country from which a majority of the company’s revenue is derived.
4
This column depicts the Fund’s exposure to various currencies through its investment in foreign fixed-income securities, currency derivative contracts and foreign exchange contracts (which, for purposes of this Report, includes any currency options purchased by the Fund and currency forward contracts).
5
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investment in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
7
Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2023 (unaudited)
Foreign Currency Par Amount, Principal Amount or Shares		Value in U.S. Dollars
	BONDS—56.2%
	AUSTRALIAN DOLLAR—1.5%
	Sovereign—1.5%
140,000	Australia, Government of, Series 137, 2.750%, 4/21/2024	$90,212
400,000	Australia, Government of, Sr. Unsecd. Note, Series 160, 1.000%, 12/21/2030	216,768
	TOTAL AUSTRALIAN DOLLAR	306,980
	BRAZILIAN REAL—0.9%
	Sovereign—0.9%
1,000,000	Nota Do Tesouro Nacional, Unsecd. Note, Series NTNF, 10.000%, 1/1/2029	195,027
	BRITISH POUND—4.4%
	Sovereign—4.4%
200,000	United Kingdom, Government of, 2.750%, 9/7/2024	243,039
127,000	United Kingdom, Government of, 3.250%, 1/22/2044	131,272
170,000	United Kingdom, Government of, 4.250%, 12/7/2027	211,748
50,000	United Kingdom, Government of, Bond, 4.250%, 3/7/2036	61,920
100,000	United Kingdom, Government of, Unsecd. Deb., 1.625%, 10/22/2028	109,699
190,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	132,309
	TOTAL BRITISH POUND	889,987
	CANADIAN DOLLAR—3.2%
	Sovereign—3.2%
250,000	Canada, Government of, 5.750%, 6/1/2033	223,921
510,000	Canada, Government of, Series WL43, 5.750%, 6/1/2029	426,056
	TOTAL CANADIAN DOLLAR	649,977
	CHINESE YUAN RENMINBI—7.7%
	Sovereign—7.7%
3,100,000	China, Government of, Unsecd. Note, Series INBK, 2.690%, 8/15/2032	433,390
5,200,000	China, Government of, Series 1916, 3.120%, 12/5/2026	749,454
2,600,000	China, Government of, Sr. Unsecd. Note, Series 1827, 3.250%, 11/22/2028	380,213
	TOTAL CHINESE YUAN RENMINBI	1,563,057
Semi-Annual Shareholder Report

Foreign Currency Par Amount, Principal Amount or Shares		Value in U.S. Dollars
	BONDS—continued
	DANISH KRONE—0.1%
	Mortgage Banks—0.1%
70,337	Realkredit Danmark A/S, Series 23D, 5.000%, 7/1/2035	$10,268
	EURO—21.0%
	Banking—0.9%
180,000	Citigroup, Inc., Sr. Unsecd. Note, Series EMTN, 0.750%, 10/26/2023	190,086
	Consumer Products—1.9%
370,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	376,217
	Sovereign—18.2%
240,000	Austria, Government of, Sr. Unsecd. Note, 0.750%, 10/20/2026	240,734
120,000	Belgium, Government of, Series 44, 5.000%, 3/28/2035	152,100
70,000	Germany, Government of, Unsecd. Note, 1.000%, 5/15/2038	61,183
280,000	France, Government of, Bond, 4.500%, 4/25/2041	352,057
175,000	France, Government of, O.A.T., 5.500%, 4/25/2029	215,770
90,000	France, Government of, Unsecd. Note, 2.000%, 5/25/2048	75,516
400,000	Germany, Government of, 0.250%, 2/15/2027	396,350
190,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	250,893
230,000	Germany, Government of, Unsecd. Deb., 0.500%, 2/15/2028	226,917
80,000	Germany, Government of, Unsecd. Note, 3.250%, 7/4/2042	95,300
220,000	Italy, Government of, Sr. Unsecd. Note, 1.650%, 3/1/2032	196,410
330,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	372,738
300,000	Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	318,041
40,000	Portugal, Government of, Sr. Unsecd. Note, 0.900%, 10/12/2035	32,443
480,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	476,039
200,000	Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	213,370
	TOTAL	3,675,861
	TOTAL EURO	4,242,164
	INDONESIAN RUPIAH—0.5%
	Sovereign—0.5%
1,300,000,000	Indonesia, Government of, Sr. Unsecd. Note, Series FR68, 8.375%, 3/15/2034	98,857
	JAPANESE YEN—5.4%
	Sovereign—5.4%
15,000,000	JAPAN (40 YEAR ISSUE), Sr. Unsecd. Note, Series 12, 0.500%, 3/20/2059	82,975
Semi-Annual Shareholder Report

Foreign Currency Par Amount, Principal Amount or Shares		Value in U.S. Dollars
	BONDS—continued
	JAPANESE YEN—continued
	Sovereign—continued
30,000,000	Japan, Government of, Sr. Unsecd. Note, Series 122, 1.800%, 9/20/2030	$239,399
30,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	232,823
66,500,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	534,263
	TOTAL JAPANESE YEN	1,089,460
	MEXICAN PESO—4.2%
	Sovereign—4.2%
16,500,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	846,361
	POLISH ZLOTY—0.5%
	Sovereign—0.5%
500,000	Poland, Government of, Unsecd. Note, Series 0726, 2.500%, 7/25/2026	106,677
	SWEDISH KRONA—0.3%
	Sovereign—0.3%
750,000	Sweden, Government of, Series 1059, 1.000%, 11/12/2026	65,430
	U.S. DOLLAR—6.5%
	Banking—1.2%
$250,000	Credit Agricole London, Sr. Unsecd. Note, 144A, 3.250%, 10/4/2024	241,730
	Oil & Gas—1.3%
300,000	Korea National Oil Corp., Sr. Unsecd. Note, 144A, 2.125%, 4/18/2027	273,251
	Telecommunications & Cellular—1.3%
280,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 3.625%, 4/22/2029	259,221
	Utilities—2.7%
300,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	292,912
250,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	244,667
	TOTAL	537,579
	TOTAL U.S. DOLLAR	1,311,781
	TOTAL BONDS (IDENTIFIED COST $13,119,239)	11,376,026
Semi-Annual Shareholder Report

Foreign Currency Par Amount, Principal Amount or Shares			Value in U.S. Dollars
		U.S. TREASURIES—28.2%
$350,000		United States Treasury Bond, 2.875%, 5/15/2043	$294,126
760,000		United States Treasury Bond, 2.875%, 11/15/2046	628,008
430,000		United States Treasury Bond, 3.250%, 5/15/2042	385,758
520,000		United States Treasury Bond, 4.500%, 2/15/2036	567,742
680,000		United States Treasury Note, 0.625%, 8/15/2030	549,742
800,000	[1]	United States Treasury Note, 0.750%, 8/31/2026	721,272
1,800,000		United States Treasury Note, 1.500%, 2/15/2025	1,708,496
880,000	[1]	United States Treasury Note, 2.875%, 8/15/2028	841,615
		TOTAL U.S. TREASURIES (IDENTIFIED COST $6,075,730)	5,696,759
		PURCHASED PUT OPTIONS—0.0%
		Foreign Currency—0.0%
30,000		EUR PUT/NOK CALL, Toronto Dominion, Notional Amount $30,000, Exercise Price $11.52, Expiration Date 6/7/2023	4
30,000		GBP PUT/AUD CALL, Bank of Montreal, Notional Amount $30,000, Exercise Price $1.849, Expiration Date 6/8/2023	1
30,000		GBP PUT/NZD CALL, Bank of Montreal, Notional Amount $30,000, Exercise Price $1.98, Expiration Date 6/8/2023	0
500,000		GBP PUT/JPY CALL, JP Morgan, Notional Amount $500,000, Exercise Price $152.55, Expiration Date 6/7/2023	0
40,000		USD PUT/CAD CALL, JP Morgan, Notional Amount $40,000, Exercise Price $1.323. Expiration Date 7/14/2023	49
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $11,392)	54
		PURCHASED CALL OPTIONS—0.0%
		Foreign Currency—0.0%
40,000		AUD CALL/USD PUT, JP Morgan, Notional Amount $55,672, Exercise Price $.719 Expiration Date 7/13/2023	1
15,000		AUD CALL/USD PUT, Toronto Dominion, Notional Amount $15,000, Exercise Price $0.675, Expiration Date 6/7/2023	0
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $1,082)	1
		INVESTMENT COMPANIES—16.2%
60,475		Emerging Markets Core Fund	467,470
104,394		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.15%[2]	104,373
261,922		Mortgage Core Fund	2,208,003
Semi-Annual Shareholder Report

Foreign Currency Par Amount, Principal Amount or Shares		Value in U.S. Dollars
	INVESTMENT COMPANIES—continued
57,569	Project and Trade Finance Core Fund	$503,152
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $3,670,813)	3,282,998
	TOTAL INVESTMENT IN SECURITIES—100.6% (IDENTIFIED COST $22,878,256)[3]	20,355,838
	OTHER ASSETS AND LIABILITIES - NET—(0.6)%[4]	(123,290)
	TOTAL NET ASSETS—100%	$20,232,548
At May 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
EURO-BUND Long Futures	1	EUR 145,424	June 2023	$1,741
EURO-SCHATZ Long Futures	1	EUR 112,897	June 2023	$1,221
United States Treasury Notes 2 Year Long Futures	6	$1,234,969	September 2023	$783
United States Treasury Notes 10 Year Ultra Long Futures	4	$ 481,812	September 2023	$4,928
Short Futures:
United States Treasury Notes 10 Year Short Futures	4	$ 457,875	September 2023	$(3,134)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$5,539
At May 31, 2023, the Fund had the following outstanding written call and put option contracts:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value
Call Option:
JPMorgan	USD CALL/CAD PUT	$40,000	7/14/2023	$1.359	$(311)
Put Option:
Bank of New York	EUR PUT/USD CALL	$3,279	7/13/2023	$1.073	$(408)
JPMorgan	AUD PUT/USD CALL	$58,910	7/13/2023	$0.679	$(1,687)
(PREMIUMS RECEIVED $2,096)					$(2,406)
Semi-Annual Shareholder Report

At May 31, 2023, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/9/2023	JPMorgan	150,000 GBP	23,714,078 JPY	$16,178
7/6/2023	Bank of America	200,000 EUR	29,195,100 JPY	$3,488
7/6/2023	Bank of America	$200,000	27,355,854 JPY	$2,529
7/6/2023	BNP Paribas	1,800,000 CNY	$263,470	$(9,091)
7/6/2023	BNP Paribas	1,600,000,000 IDR	$107,129	$(433)
7/6/2023	BNP Paribas	$300,000	3,172,382 NOK	$13,697
7/6/2023	BNY Mellon	87,500 GBP	14,124,783 JPY	$6,968
7/6/2023	Citibank	600,000 AUD	545,086 CAD	$(11,103)
7/6/2023	Citibank	525,000 EUR	771,310 CAD	$(6,351)
7/6/2023	Citibank	950,000 MXN	6,864,212 JPY	$3,739
7/6/2023	Credit Agricole	4,670,000 THB	$137,535	$(2,842)
7/6/2023	HSBC	320,000,000 KRW	$244,260	$(2,668)
7/6/2023	JPMorgan	87,500 GBP	14,819,446 JPY	$1,953
7/6/2023	JPMorgan	150,000 GBP	$186,483	$252
7/6/2023	JPMorgan	1,300,000 NZD	$779,887	$2,965
7/6/2023	JPMorgan	$750,000	13,919,898 MXN	$(30,822)
7/6/2023	JPMorgan	$800,000	106,500,168 JPY	$31,219
7/6/2023	JPMorgan	$900,000	9,635,630 NOK	$30,398
7/6/2023	Morgan Stanley	150,000 AUD	136,213 CAD	$(2,732)
7/6/2023	Morgan Stanley	600,000 AUD	545,713 CAD	$(11,565)
7/6/2023	Morgan Stanley	500,000 BRL	$99,295	$(1,335)
7/6/2023	Morgan Stanley	175,000 EUR	258,062 CAD	$(2,824)
7/6/2023	Morgan Stanley	200,000 EUR	29,119,960 JPY	$4,031
7/6/2023	Morgan Stanley	200,000 EUR	29,481,262 JPY	$1,423
7/6/2023	Morgan Stanley	87,500 GBP	14,121,023 JPY	$6,995
7/6/2023	Morgan Stanley	150,000 GBP	$187,060	$(326)
7/6/2023	Morgan Stanley	700,000 GBP	$876,607	$(5,178)
7/6/2023	Morgan Stanley	950,000 MXN	7,046,236 JPY	$2,425
7/6/2023	Morgan Stanley	1,900,000 MXN	13,413,223 JPY	$9,754
7/6/2023	Morgan Stanley	$100,000	1,834,909 MXN	$(2,927)
7/6/2023	Morgan Stanley	$200,000	26,348,956 JPY	$9,798
7/6/2023	State Street	100,000 AUD	$67,475	$(2,340)
7/6/2023	State Street	200,000 EUR	29,296,640 JPY	$2,755
7/6/2023	State Street	87,500 GBP	14,383,525 JPY	$5,100
7/6/2023	State Street	150,000 GBP	$187,674	$(940)
7/6/2023	State Street	1,500,000,000 IDR	$100,789	$(761)
7/6/2023	Wells Fargo	170,000 EUR	$186,122	$(4,022)
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
7/6/2023	Wells Fargo	200,000 EUR	29,378,630 JPY	$2,163
8/15/2023	Morgan Stanley	153,115,000 IDR	$10,247	$(42)
8/15/2023	Wells Fargo	30,000 EUR	$33,136	$(927)
8/31/2023	BNP Paribas	31,473 CAD	$23,061	$172
8/31/2023	BNP Paribas	46,689 CAD	$34,575	$(108)
8/31/2023	Citibank	15,036 AUD	$10,099	$(284)
8/31/2023	Citibank	15,179 AUD	$10,102	$(194)
8/31/2023	Citibank	22,497 AUD	$15,131	$(446)
8/31/2023	Citibank	9,652 CHF	$10,655	$58
8/31/2023	Citibank	18,422 GBP	$22,252	$700
8/31/2023	Citibank	$50,000	1,718,310 THB	$141
8/31/2023	Citibank	$50,000	1,701,875 THB	$618
8/31/2023	Credit Agricole	18,359 GBP	$22,187	$688
8/31/2023	HSBC	14,920 AUD	$10,103	$(364)
8/31/2023	HSBC	31,434 CAD	$23,047	$158
8/31/2023	HSBC	31,480 CAD	$23,059	$180
8/31/2023	HSBC	9,557 CHF	$10,629	$(22)
8/31/2023	HSBC	18,228 GBP	$22,217	$494
8/31/2023	JPMorgan	15,047 AUD	$10,089	$(267)
8/31/2023	JPMorgan	300,000 AUD	274,454 CAD	$(6,776)
8/31/2023	JPMorgan	18,019 GBP	$22,222	$228
8/31/2023	JPMorgan	3,783,067 JPY	$28,940	$(1,373)
8/31/2023	JPMorgan	3,792,096 JPY	$28,907	$(1,274)
8/31/2023	JPMorgan	5,684,758 JPY	$43,145	$(1,721)
8/31/2023	JPMorgan	5,771,943 JPY	$43,522	$(1,463)
8/31/2023	Morgan Stanley	14,810 AUD	$10,091	$(424)
8/31/2023	Morgan Stanley	14,895 AUD	$10,088	$(365)
8/31/2023	Morgan Stanley	22,383 AUD	$15,155	$(544)
8/31/2023	Morgan Stanley	31,216 CAD	$23,038	$6
8/31/2023	Morgan Stanley	31,269 CAD	$23,063	$19
8/31/2023	Morgan Stanley	31,717 CAD	$23,068	$345
8/31/2023	Morgan Stanley	47,044 CAD	$34,627	$102
8/31/2023	Morgan Stanley	9,524 CHF	$10,637	$(66)
8/31/2023	Morgan Stanley	9,605 CHF	$10,641	$20
8/31/2023	Morgan Stanley	9,777 CHF	$10,626	$226
8/31/2023	Morgan Stanley	13,916 CHF	$15,893	$(447)
8/31/2023	Morgan Stanley	14,728 CHF	$15,987	$360
8/31/2023	Morgan Stanley	37,821 CHF	$42,774	$(795)
8/31/2023	Morgan Stanley	60,410 EUR	$65,426	$(504)
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
8/31/2023	Morgan Stanley	60,625 EUR	$65,373	$(220)
8/31/2023	Morgan Stanley	237,740 EUR	$263,043	$(7,548)
8/31/2023	Morgan Stanley	18,190 GBP	$22,245	$419
8/31/2023	Morgan Stanley	18,277 GBP	$22,223	$549
8/31/2023	Morgan Stanley	71,407 GBP	$89,215	$(247)
8/31/2023	Morgan Stanley	15,090,511 JPY	$116,013	$(6,051)
8/31/2023	Morgan Stanley	350,601 MXN	$18,736	$705
8/31/2023	Morgan Stanley	352,313 MXN	$18,564	$972
8/31/2023	Morgan Stanley	355,060 MXN	$18,659	$1,029
8/31/2023	Morgan Stanley	355,330 MXN	$18,612	$1,091
8/31/2023	Morgan Stanley	358,754 MXN	$18,606	$1,287
8/31/2023	Morgan Stanley	362,377 MXN	$18,663	$1,431
8/31/2023	Morgan Stanley	518,271 MXN	$28,114	$625
8/31/2023	Morgan Stanley	531,930 MXN	$27,853	$1,643
8/31/2023	Morgan Stanley	1,397,883 MXN	$75,428	$2,085
8/31/2023	State Street	60,370 AUD	$40,786	$(1,379)
8/31/2023	State Street	124,008 CAD	$92,486	$(942)
8/31/2023	State Street	9,772 CHF	$10,649	$197
8/31/2023	State Street	59,709 EUR	$65,424	$(1,256)
8/31/2023	State Street	60,950 EUR	$65,397	$105
8/31/2023	State Street	60,962 EUR	$65,457	$58
8/31/2023	State Street	87,998 EUR	$97,848	$(3,278)
8/31/2023	State Street	92,188 EUR	$98,208	$866
8/31/2023	State Street	26,632 GBP	$33,319	$(138)
8/31/2023	State Street	27,829 GBP	$33,376	$1,298
8/31/2023	State Street	3,719,301 JPY	$28,926	$(1,824)
8/31/2023	State Street	3,823,979 JPY	$28,947	$(1,082)
8/31/2023	State Street	3,837,240 JPY	$28,976	$(1,015)
8/31/2023	State Street	3,859,530 JPY	$28,988	$(864)
8/31/2023	Wells Fargo	60,438 EUR	$65,381	$(429)
Contracts Sold:
6/9/2023	State Street	150,000 GBP	24,252,153 JPY	$(12,311)
7/6/2023	Barclays	1,000,000 GBP	$1,255,592	$10,693
7/6/2023	BNP Paribas	1,000,000 BRL	$199,664	$3,744
7/6/2023	BNP Paribas	1,600,000,000 IDR	$108,434	$1,738
7/6/2023	Citibank	700,000 EUR	1,037,735 CAD	$15,340
7/6/2023	Citibank	350,000 GBP	57,366,131 JPY	$(21,612)
7/6/2023	Credit Agricole	950,000 BRL	$184,563	$(1,561)
7/6/2023	Credit Agricole	$860,000	112,780,065 JPY	$(45,887)
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
7/6/2023	Credit Agricole	$400,000	52,460,248 JPY	$(21,311)
7/6/2023	Morgan Stanley	150,000 AUD	135,772 CAD	$2,407
7/6/2023	Morgan Stanley	1,000,000 EUR	147,133,890 JPY	$(9,079)
7/6/2023	Morgan Stanley	90,000 GBP	1,171,195 NOK	$(6,342)
7/6/2023	Morgan Stanley	$1,000,000	132,324,110 JPY	$(44,807)
7/6/2023	Morgan Stanley	$600,000	6,329,360 NOK	$(28,784)
7/6/2023	Morgan Stanley	$600,000	6,372,426 NOK	$(24,898)
7/6/2023	State Street	600,000 AUD	538,888 CAD	$6,533
7/6/2023	State Street	200,000 GBP	$249,906	$927
7/6/2023	State Street	3,800,000 MXN	27,166,580 JPY	$(17,052)
7/6/2023	State Street	$450,000	61,882,128 JPY	$(3,298)
7/6/2023	State Street	$270,000	37,582,002 JPY	$1,290
7/6/2023	State Street	$200,000	26,761,864 JPY	$(6,817)
7/6/2023	State Street	$200,000	3,566,923 MXN	$83
7/6/2023	State Street	$150,000	135,593 CHF	$(485)
7/6/2023	State Street	$140,000	18,400,595 JPY	$(7,174)
8/15/2023	Bank of America	$30,000	47,078 NZD	$(1,656)
8/15/2023	Barclays	$30,000	4,102,275 JPY	$(191)
8/15/2023	Barclays	$15,000	21,957 AUD	$(676)
8/15/2023	Citibank	10,000 GBP	18,571 AUD	$(342)
8/15/2023	Citibank	$15,000	155,905 NOK	$(903)
8/15/2023	HSBC	10,000 GBP	19,937 NZD	$(453)
8/15/2023	JPMorgan	$30,000	27,542 EUR	$(429)
8/15/2023	JPMorgan	$30,000	3,973,885 JPY	$(1,124)
8/15/2023	Morgan Stanley	$15,000	22,617 AUD	$(246)
8/15/2023	State Street	$15,000	2,052,793 JPY	$(84)
8/15/2023	State Street	$15,000	163,461 NOK	$(219)
8/15/2023	Wells Fargo	$30,000	27,157 EUR	$(843)
8/31/2023	BNP Paribas	31,216 CAD	$22,713	$(330)
8/31/2023	BNP Paribas	350,601 MXN	$18,053	$(1,388)
8/31/2023	Citibank	150,000 AUD	137,556 CAD	$3,631
8/31/2023	Citibank	37,430 AUD	$25,171	$739
8/31/2023	Citibank	14,920 AUD	$10,015	$276
8/31/2023	Citibank	14,810 AUD	$10,010	$343
8/31/2023	Citibank	9,772 CHF	$10,901	$55
8/31/2023	Citibank	325,738 EUR	$359,163	$9,098
8/31/2023	Citibank	3,859,530 JPY	$29,810	$1,686
8/31/2023	Citibank	1,916,154 MXN	$105,311	$(941)
8/31/2023	Citibank	$100,000	3,410,330 THB	$(1,045)
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
8/31/2023	Credit Agricole	152,627 EUR	$167,245	$3,220
8/31/2023	JPMorgan	82,867 AUD	$56,240	$2,148
8/31/2023	JPMorgan	14,895 AUD	$9,944	$221
8/31/2023	JPMorgan	51,737 CHF	$58,655	$1,230
8/31/2023	JPMorgan	98,039 GBP	$123,753	$1,603
8/31/2023	JPMorgan	18,019 GBP	$22,261	$(189)
8/31/2023	Morgan Stanley	30,215 AUD	$20,265	$542
8/31/2023	Morgan Stanley	170,697 CAD	$127,764	$1,754
8/31/2023	Morgan Stanley	109,959 CAD	$81,356	$184
8/31/2023	Morgan Stanley	31,717 CAD	$23,401	$(13)
8/31/2023	Morgan Stanley	24,333 CHF	$26,944	$(64)
8/31/2023	Morgan Stanley	19,176 CHF	$21,140	$(144)
8/31/2023	Morgan Stanley	9,777 CHF	$10,745	$(107)
8/31/2023	Morgan Stanley	9,556 CHF	$10,557	$(50)
8/31/2023	Morgan Stanley	59,709 EUR	$65,322	$1,154
8/31/2023	Morgan Stanley	46,057 GBP	$57,153	$(231)
8/31/2023	Morgan Stanley	18,277 GBP	$22,138	$(635)
8/31/2023	Morgan Stanley	20,775,269 JPY	$156,494	$5,107
8/31/2023	Morgan Stanley	9,491,244 JPY	$72,829	$3,667
8/31/2023	Morgan Stanley	3,823,979 JPY	$29,724	$1,859
8/31/2023	Morgan Stanley	3,792,096 JPY	$29,286	$1,654
8/31/2023	Morgan Stanley	886,990 MXN	$47,691	$(1,493)
8/31/2023	Morgan Stanley	717,706 MXN	$37,317	$(2,480)
8/31/2023	Morgan Stanley	358,754 MXN	$19,146	$(747)
8/31/2023	Morgan Stanley	352,313 MXN	$18,137	$(1,399)
8/31/2023	State Street	150,000 AUD	137,466 CAD	$3,565
8/31/2023	State Street	31,473 CAD	$23,004	$(230)
8/31/2023	State Street	31,269 CAD	$22,924	$(158)
8/31/2023	State Street	121,035 EUR	$131,426	$1,351
8/31/2023	State Street	60,962 EUR	$65,964	$449
8/31/2023	State Street	60,950 EUR	$65,668	$166
8/31/2023	State Street	36,612 GBP	$44,851	$(765)
8/31/2023	State Street	18,359 GBP	$22,595	$(280)
8/31/2023	State Street	7,620,307 JPY	$58,892	$3,364
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(145,686)
Net Unrealized Appreciation (Depreciation) on Futures Contracts, Foreign Exchange Contracts, and the value of Written Option Contracts are included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2023, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Project and Trade Finance Core Fund	Emerging Markets Core Fund	Mortgage Core Fund	Total of Affiliated Transactions
Value as of 11/30/2022	$631,162	$478,170	$7,788	$3,016,886	$4,134,006
Purchases at Cost	3,742,722	23,242	1,489,209	48,908	5,304,081
Proceeds from Sales	(4,269,649)	—	(1,000,000)	(855,000)	(6,124,649)
Change in Unrealized Appreciation/(Depreciation)	$16	$1,740	$(22,982)	$17,280	$(3,946)
Net Realized Gain/(Loss)	$122	$—	$(6,545)	$(20,071)	$(26,494)
Value as of 5/31/2023	$104,373	$503,152	$467,470	$2,208,003	$3,282,998
Shares Held as of 5/31/2023	104,394	57,569	60,475	261,922	484,360
Dividend Income	$8,042	$23,349	$19,124	$49,309	$99,824
1
All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2
7-day net yield.
3
The cost of investments for federal tax purposes amounts to $23,358,196
4
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$11,376,026	$—	$11,376,026
U.S. Treasuries	—	5,696,759	—	5,696,759
Purchased Put Options	—	54	—	54
Purchased Call Options	—	1	—	1
Investment Companies[1]	2,779,846	—	—	3,282,998
TOTAL SECURITIES	$2,779,846	$17,072,840	$—	$20,355,838
Other Financial Instruments:
Assets
Futures Contracts	$8,673	$—	$—	$8,673
Foreign Exchange Contracts	—	268,526	—	268,526
Liabilities
Futures Contracts	(3,134)	—	—	(3,134)
Written Call Options	—	(311)	—	(311)
Written Put Options	—	(2,095)	—	(2,095)
Foreign Exchange Contracts	—	(414,212)	—	(414,212)
TOTAL OTHER FINANCIAL INSTRUMENTS	$5,539	$(148,092)	$—	$(142,553)
1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $503,152 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented in the Statement of Assets and Liabilities. The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to 24 days after receipt of a shareholder redemption request.
Semi-Annual Shareholder Report

The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CNY	—Chinese Yuan Renminbi
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
IDR	—Indonesian Rupiah
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
THB	—Thai Baht
USD	—United States Dollar
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2023	Year Ended November 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$8.17	$10.05	$10.53	$9.90	$9.52	$9.96
Income From Investment Operations:
Net investment income	0.09	0.13[1]	0.18[1]	0.14[1]	0.15	0.11
Net realized and unrealized gain (loss)	—	(1.75)	(0.50)	0.63	0.40	(0.54)
TOTAL FROM INVESTMENT OPERATIONS	0.09	(1.62)	(0.32)	0.77	0.55	(0.43)
Less Distributions:
Distributions from net investment income	—	(0.26)	(0.16)	(0.14)	(0.17)	(0.01)
Net Asset Value, End of Period	$8.26	$8.17	$10.05	$10.53	$9.90	$9.52
Total Return[2]	1.10%	(16.58)%	(3.07)%	7.87%	5.84%	(4.30)%
Ratios to Average Net Assets:
Net expenses[3]	1.03%[4,5]	1.03%	1.03%	1.03%	1.02%	1.03%[5]
Net investment income	1.91%[4]	1.52%	1.74%	1.44%	1.39%	1.05%
Expense waiver/reimbursement[6]	2.05%[4]	1.54%	1.22%	1.20%	1.15%	1.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$17,070	$18,527	$30,265	$34,364	$37,135	$41,005
Portfolio turnover[7]	17%	71%	36%	146%	80%	45%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.03% for the six months ended May 31, 2023 and 1.03% for the year ended November 30, 2018, after taking into account these expense reductions.
6
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2023	Year Ended November 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$7.80	$9.56	$10.00	$9.38	$8.99	$9.47
Income From Investment Operations:
Net investment income	0.04	0.07[1]	0.10[1]	0.06[1]	0.09	0.02
Net realized and unrealized gain (loss)	0.02	(1.70)	(0.47)	0.61	0.37	(0.50)
TOTAL FROM INVESTMENT OPERATIONS	0.06	(1.63)	(0.37)	0.67	0.46	(0.48)
Less Distributions:
Distributions from net investment income	—	(0.13)	(0.07)	(0.05)	(0.07)	—
Net Asset Value, End of Period	$7.86	$7.80	$9.56	$10.00	$9.38	$8.99
Total Return[2]	0.77%	(17.29)%	(3.75)%	7.13%	5.10%	(5.07)%
Ratios to Average Net Assets:
Net expenses[3]	1.78%[4,5]	1.78%	1.78%	1.78%	1.77%	1.78%[5]
Net investment income	1.16%[4]	0.80%	1.01%	0.68%	0.65%	0.30%
Expense waiver/reimbursement[6]	1.80%[4]	1.29%	0.96%	0.95%	0.90%	0.82%
Supplemental Data:
Net assets, end of period (000 omitted)	$124	$122	$227	$673	$1,039	$2,037
Portfolio turnover[7]	17%	71%	36%	146%	80%	45%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.78% for the six months ended May 31, 2023 and 1.78% for the year ended November 30, 2018, after taking into account these expense reductions.
6
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2023	Year Ended November 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$8.19	$10.08	$10.56	$9.92	$9.54	$9.98
Income From Investment Operations:
Net investment income	0.09	0.16[1]	0.20[1]	0.17[1]	0.19	0.14
Net realized and unrealized gain (loss)	0.01	(1.77)	(0.49)	0.64	0.38	(0.55)
TOTAL FROM INVESTMENT OPERATIONS	0.10	(1.61)	(0.29)	0.81	0.57	(0.41)
Less Distributions:
Distributions from net investment income	—	(0.28)	(0.19)	(0.17)	(0.19)	(0.03)
Net Asset Value, End of Period	$8.29	$8.19	$10.08	$10.56	$9.92	$9.54
Total Return[2]	1.22%	(16.39)%	(2.84)%	8.27%	6.10%	(4.08)%
Ratios to Average Net Assets:
Net expenses[3]	0.78%[4,5]	0.78%	0.78%	0.78%	0.77%	0.78%[5]
Net investment income	2.16%[4]	1.76%	1.98%	1.69%	1.64%	1.30%
Expense waiver/reimbursement[6]	1.80%[4]	1.30%	0.97%	0.95%	0.90%	0.83%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,039	$2,916	$4,999	$5,196	$5,117	$6,431
Portfolio turnover[7]	17%	71%	36%	146%	80%	45%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.78% for the six months ended May 31, 2023 and 0.78% for the year ended November 30, 2018, after taking into account these expense reductions.
6
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2023 (unaudited)

Assets:
Investment in securities, at value including $3,282,998 of investments in affiliated holdings* (identified cost $22,878,256, including $3,670,813 of identified cost in affiliated holdings)		$20,355,838
Cash denominated in foreign currencies (identified cost $13,469)		13,548
Cash		1,992
Unrealized appreciation on foreign exchange contracts		268,526
Income receivable		154,905
Receivable for variation margin on futures contracts		3,684
Receivable for investments sold		1,074
Receivable for shares sold		125
TOTAL ASSETS		20,799,692
Liabilities:
Unrealized depreciation on foreign exchange contracts	$414,212
Payable for shares redeemed	32,965
Payable for investments purchased	8,392
Written options outstanding, at value (premium received $2,096)	2,406
Payable for portfolio accounting fees	74,076
Payable for auditing fees	17,694
Payable to adviser (Note 5)	3,634
Payable for other service fees (Notes 2 and 5)	1,723
Accrued expenses (Note 5)	12,042
TOTAL LIABILITIES		567,144
Net assets for 2,449,226 shares outstanding		$20,232,548
Net Assets Consists of:
Paid-in capital		$26,658,130
Total distributable earnings (loss)		(6,425,582)
TOTAL NET ASSETS		$20,232,548
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($17,070,097 ÷ 2,066,923 shares outstanding) $0.0001 par value, 500,000,000 shares authorized	$8.26
Offering price per share (100/95.50 of $8.26)	$8.65
Redemption proceeds per share	$8.26
Class C Shares:
Net asset value per share ($123,716 ÷ 15,744 shares outstanding) $0.0001 par value, 500,000,000 shares authorized	$7.86
Offering price per share	$7.86
Redemption proceeds per share (99.00/100 of $7.86)	$7.78
Institutional Shares:
Net asset value per share ($3,038,735 ÷ 366,559 shares outstanding) $0.0001 par value, 500,000,000 shares authorized	$8.29
Offering price per share	$8.29
Redemption proceeds per share	$8.29
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2023 (unaudited)

Investment Income:
Interest			$212,411
Dividends received from affiliated holdings*			99,824
TOTAL INCOME			312,235
Expenses:
Investment adviser fee (Note 5)		$74,330
Administrative fee (Note 5)		8,682
Custodian fees		16,890
Transfer agent fees		20,647
Directors’/Trustees’ fees (Note 5)		3,370
Auditing fees		20,428
Legal fees		5,147
Distribution services fee (Note 5)		23,097
Other service fees (Notes 2 and 5)		22,516
Portfolio accounting fees		74,881
Share registration costs		26,280
Printing and postage		10,726
Miscellaneous (Note 5)		12,579
TOTAL EXPENSES		319,573
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(74,330)
Waiver/reimbursement of other operating expenses (Note 5)	(139,126)
Reduction of custodian fees (Note 6)	(136)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(213,592)
Net expenses			105,981
Net investment income			$206,254
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Exchange Contracts, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions:
Net realized loss on investments (including net realized loss of $(26,494) on sales of investments in affiliated holdings*) and foreign currency transactions	(198,291)
Net realized gain on foreign exchange contracts	103,949
Net realized gain on futures contracts	13,723
Net realized gain on written options	1,475
Net realized loss on swap contracts	(4,068)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency (including net change in unrealized depreciation of $(3,946) of investments in affiliated holdings*)	358,203
Net change in unrealized appreciation of foreign exchange contracts	(231,336)
Net change in unrealized depreciation of futures contracts	9,245
Net change in unrealized depreciation of swap contracts	11,589
Net change in unrealized appreciation of written options	(310)
Net realized and unrealized gain on investments, foreign exchange contracts, futures contracts, written options, swap contracts and foreign currency transactions	64,179
Change in net assets resulting from operations	$270,433
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2023	Year Ended 11/30/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$206,254	$437,202
Net realized loss	(83,212)	(2,700,887)
Net change in unrealized appreciation/depreciation	147,391	(3,174,941)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	270,433	(5,438,626)
Distributions to Shareholders:
Class A Shares	—	(743,000)
Class C Shares	—	(3,055)
Institutional Shares	—	(141,908)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(887,963)
Share Transactions:
Proceeds from sale of shares	931,659	1,372,166
Net asset value of shares issued to shareholders in payment of distributions declared	—	841,007
Cost of shares redeemed	(2,534,482)	(9,813,227)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,602,823)	(7,600,054)
Change in net assets	(1,332,390)	(13,926,643)
Net Assets:
Beginning of period	21,564,938	35,491,581
End of period	$20,232,548	$21,564,938
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes International Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of one non-diversified portfolio, Federated Hermes Global Total Return Bond Fund (the “Fund”). The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to obtain a total return on its assets.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
Semi-Annual Shareholder Report

◾ With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date.
Semi-Annual Shareholder Report

Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers, reimbursements and reduction of $213,592 is disclosed in various locations in Notes 5 and 6. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$22,360
Class C Shares	156
TOTAL	$22,516
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at the period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,473,978 and $797,094, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
Semi-Annual Shareholder Report

The Fund uses credit default swaps to seek to increase return and to manage security and market risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/solvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Certain swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
As of May 31, 2023, the Fund has no outstanding swap contracts.
The average notional amount of credit default swap contracts held by the Fund throughout the period was $257,143. This is based on amounts held as of each month-end throughout the six-month period.
Semi-Annual Shareholder Report

Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to seek to increase return and to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $307,172 and $286,009, respectively. This is based on the amounts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Semi-Annual Shareholder Report

Option Contracts
The Fund buys or sells put and call options to seek to increase return and to manage currency and yield curve risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Option contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Purchased option contracts outstanding at period end are listed in the Fund’s Portfolio of Investments and written option contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average market value of purchased put and call options held by the Fund throughout the period was $6,530 and $2,199, respectively. This is based on amounts held as of each month-end throughout the six-month period.
The average market value of written put and call options held by the Fund throughout the period was $1,373 and $364, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$268,526	Unrealized depreciation on foreign exchange contracts	$414,212
Interest rate contracts`	Receivable for variation margin on future contracts	5,539*		—
Foreign exchange contracts	Purchased Options, within Investment in securities at value	55		—
Foreign exchange contracts		—	Written Options Outstanding, at value	2,406
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$274,120		$416,618
*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations For the Six Months Ended May 31, 2023
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Total
Purchased Options[1]	$—	$(18,956)	$—	$(18,956)
Written Options	—	1,475	—	1,475
Futures Contracts	13,723	—	—	13,723
Foreign Exchange Contracts	—	103,949	—	103,949
Swap Contracts	—	—	(4,068)	(4,068)
TOTAL	$13,723	$86,468	$(4,068)	$96,123

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Total
Purchased Options[2]	$—	$(12,419)	$—	$(12,419)
Written Options	—	(310)	—	(310)
Futures Contracts	9,245	—	—	9,245
Foreign Exchange Contracts	—	(231,336)	—	(231,336)
Swap Contracts	—	—	11,589	11,589
TOTAL	$9,245	$(244,065)	$11,589	$(223,231)
1
The net realized loss on Purchased Options is found within the net realized loss on investments and foreign currency transactions on the Statement of Operations.
2
The net change in unrealized appreciation of Purchased Options is found within the net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency on the Statement of Operations.
Semi-Annual Shareholder Report

As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of May 31, 2023, the impact of netting assets and liabilities and the offsetting of collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign exchange contracts	$268,526	$(196,413)	$—	$72,113

Transaction	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount
Foreign exchange contracts	$414,212	$(196,413)	$—	$217,799
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. CApital stock
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2023		Year Ended 11/30/2022
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	41,471	$345,482	53,597	$497,318
Shares issued to shareholders in payment of distributions declared	—	—	71,054	697,042
Shares redeemed	(243,218)	(2,029,877)	(866,558)	(7,617,167)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(201,747)	$(1,684,395)	(741,907)	$(6,422,807)

	Six Months Ended 5/31/2023		Year Ended 11/30/2022
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	353	$2,824	780	$6,448
Shares issued to shareholders in payment of distributions declared	—	—	270	2,553
Shares redeemed	(245)	(1,948)	(9,192)	(80,828)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	108	$876	(8,142)	$(71,827)

	Six Months Ended 5/31/2023		Year Ended 11/30/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	69,977	$583,353	102,574	$868,400
Shares issued to shareholders in payment of distributions declared	—	—	14,415	141,412
Shares redeemed	(59,619)	(502,657)	(256,770)	(2,115,232)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	10,358	$80,696	(139,781)	$(1,105,420)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(191,281)	$(1,602,823)	(889,830)	$(7,600,054)
4. FEDERAL TAX INFORMATION
At May 31, 2023, the cost of investments for federal tax purposes was $23,358,196. The net unrealized depreciation of investments for federal tax purposes was $3,150,844. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $511,264 and unrealized depreciation from investments for those securities having an excess of cost over value of $3,662,108. The amounts are inclusive of derivative contracts.
Semi-Annual Shareholder Report

As of November 30, 2022, the Fund had a capital loss carryforward of $3,284,471 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$(1,388,459)	$(1,896,012)	$(3,284,471)
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.70% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended May 31, 2023, the Adviser voluntarily waived $74,170 of its fee and voluntarily reimbursed $116,765 of other operating expenses.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2023, the Adviser reimbursed $160.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below.
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2023, the annualized fee paid to FAS was 0.082% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2023, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$22,630	$(22,361)
Class C Shares	467	—
TOTAL	$23,097	$(22,361)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2023, FSC retained $319 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2023, FSC retained $245 in sales charges from the sale of Class A Shares.
Other Service Fees
For the six months ended May 31, 2023, FSSC received $4,226 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.02%, 1.77% and 0.77% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2024; or (b) the date of the Fund’s next
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effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the six months ended May 31, 2023, the Fund’s expenses were offset by $136 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2023, were as follows:
Purchases	$3,559,368
Sales	$4,227,259
8. CONCENTRATION OF RISK
Compared to diversified mutual funds, the Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance.
The Fund invests in securities of non-U.S. issuers. Foreign political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
9. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022, which was renewed on June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate
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plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2023, the Fund had no outstanding loans. During the six months ended May 31, 2023, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2023, there were no outstanding loans. During the six months ended May 31, 2023, the program was not utilized.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
12. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2022 to May 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2022	Ending Account Value 5/31/2023	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,011.00	$5.16
Class C Shares	$1,000	$1,007.70	$8.91
Institutional Shares	$1,000	$1,012.20	$3.91
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.80	$5.19
Class C Shares	$1,000	$1,016.06	$8.95
Institutional Shares	$1,000	$1,021.04	$3.93
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.03%
Class C Shares	1.78%
Institutional Shares	0.78%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Global Total Return Bond Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors
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deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the
Semi-Annual Shareholder Report

Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain
Semi-Annual Shareholder Report

Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered in the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2022. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are
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readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board noted that, for the year ended December 31, 2022, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Semi-Annual Shareholder Report

Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information
Semi-Annual Shareholder Report

security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes International Series, Inc. (the “Corporation”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Global Total Return Bond Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Corporation (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and
Semi-Annual Shareholder Report

the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes Global Total Return Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420G408
CUSIP 31420G606
CUSIP 31420G879
2061602 (7/23)
© 2023 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes International Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 21, 2023

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 21, 2023